NOTE 15 - Income taxes: Schedule of Components of the income or loss before the provision for income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Components of the income or loss before the provision for income taxes

The components of the income or loss before the provision for income taxes for the years ended December 31, 2024, and 2023 were as follows:

	December 31, 2024	December 31, 2023
Canada	(7,542)	(4,862)
Israel	(5,125)	(7,845)
United States	(238)	143
Total income or loss before income taxes	(12,905)	(12,564)